SIGNIFICANT ACCOUNTING POLICIES (Employee Benefit Plan) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Severance pay expenses	$ 875	$ 933	$ 744
Syneron U. S. Plan [Member]
Employer contribution	$ 621	$ 533	$ 451
Minimum [Member] | Syneron U. S. Plan [Member]
Annual contribution per employee, percentage	1.00%
Maximum [Member] | Defined Contribution Pension [Member]
Annual contribution per employee, percentage	10.00%
Maximum [Member] | Syneron U. S. Plan [Member]
Annual contribution per employee, percentage	50.00%
100% Percent Employer Match [Member] | Syneron U. S. Plan [Member]
Employer matching contribution percentage	3.00%
50% Employer Match [Member] | Candela U. S. Plan [Member]
Employer matching contribution percentage	6.00%
50% Employer Match [Member] | Syneron U. S. Plan [Member]
Employer matching contribution percentage	2.00%